CECL (Details 3) SFr in Millions	Jun. 30, 2020 CHF (SFr)
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	SFr 0
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance	(0)
Corporate debt securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	0
Bank
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	0
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance	(0)
Bank | Corporate debt securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	SFr 0